Loans, Financing and Debentures (Tables)	12 Months Ended
Jun. 30, 2024
Loans, Financing and Debentures [Abstract]
Schedule of Loans, Financing and Debentures
		Annual interest rates and charges - %
	Index	2024	2023	2024	2023

Agricultural cost	Fixed rate	10.62%	10.10%	100,416	149,404
Agricultural cost	Fixed rate + CDI	100.00% CDI + 1.22%	-	3,795	-
Financing for agricultural costs (USD)	Fixed rate	5.47%	3.66	16,450	11,566
Financing for agricultural costs (PYG)	Fixed rate	11.15%	9.07%	16,458	12,590
Bahia project financing	Fixed rate	7.55%	7.33%	29,664	28,734
Financing of working capital (USD)	Fixed rate	8.63%	8.63%	25,739	24,771
FINAME	Fixed rate	9.05%	9.05%	3,060	2,808
Financing of sugarcane	Fixed rate	6.34%	6.35%	21,291	28,281
Debentures	Fixed rate + IPCA	IPCA + 5.37%	IPCA + 5.37%	296,502	301,767
Debentures	Fixed rate	12.16%	-	176,263	-
(-) Transaction costs	Fixed rate			(7,700)	(5,283)
				681,938	554,638

Current				177,311	198,213
Non-current				504,627	356,425

Schedule of BreakDown of Debt by Index	Breakdown of debt by index
	2024	2023
Fixed rate	381,641	252,872
CDI and fixed rate +CDI	3,795	16,197
Fixed rate + IPCA	296,502	285,569
	681,938	554,638

Schedule of Maturities of Short- and Long-Term Loans	Maturities of short- and long-term loans and financing are broken down as follows:
	2024	2023
1 year	177,311	198,213
2 years	36,873	101,109
3 years	152,755	87,975
4 years	188,003	84,234
5 years	42,097	78,610
Above 5 years	84,899	4,497
	681,938	554,638

Schedule of Changes in Loans and Financing	Changes in loans and financing during the year ended June 30, 2024 and 2023 are as follows:
	2023	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2024
Agricultural cost financing	149,404	188,094	(231,140)	(19,806)	17,659	-	104,211
Agricultural cost financing abroad	24,156	19,183	(14,836)	(2,283)	1,975	4,713	32,908
Bahia project financing	28,734	-	(1,045)	(84)	2,059	-	29,664
Working Capital Financing	24,771	4,976	(7,755)	(2,374)	2,326	3,795	25,739
Financing of working capital (USD)	2,808	-	-	-	252	-	3,060
Sugarcane Financing	28,281	75,000	(81,907)	(1,823)	1,740	-	21,291
Debentures	301,767	165,000	(14,250)	(17,503)	37,751	-	472,765
Transaction costs	(5,283)	(4,196)	-	-	1,779	-	(7,700)
	554,638	448,057	(350,933)	(43,873)	65,541	8,508	681,938
	2022	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2023
Agricultural cost financing	19,676	174,929	(51,701)	(4,523)	11,023	-	149,404
Agricultural cost financing abroad	49,409	-	(20,968)	(3,456)	3,152	(3,981)	24,156
Bahia project financing	9,661	18,974	(1,045)	(46)	1,190	-	28,734
Working Capital Financing	10,840	21,020	(5,159)	(508)	1,022	(2,444)	24,771
Financing of working capital (USD)	-	2,660	-	-	148	-	2,808
Sugarcane Financing	33,924	-	(6,457)	(1,447)	2,261	-	28,281
Debentures	336,389	-	(42,651)	(20,704)	28,733	-	301,767
Transaction costs	(6,858)	-	-	-	1,575	-	(5,283)
	453,041	217,583	(127,981)	(30,684)	49,104	(6,425)	554,638